Goodwill and Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill	The following table represents the changes to goodwill:

Carrying Amount

Balance as of December 31, 2020	$2,868
Additions from acquisitions	8,450
Balance as of December 31, 2021	$11,318

Schedule of finite-lived intangible assets
The estimated useful life of the Company intangible assets is as follows:

Customer relationships	3.75 years
Database	2.75 years
User panel	3 years
Developed technology	2-3 years

Intangible assets, net consisted of the following:

	December 31,	Weighted- Average Remaining Useful Life
	2021
Developed technology	$797	2.21
Customer relationships	17	3.00
Database	208	1.96
User panel	11,202	2.87
Total intangible assets	12,224	2.51
Less: accumulated depreciation and amortization	(607)
Total intangible assets, net	$11,617

Schedule of future amortization expense	he expected future amortization expenses for the intangible assets are as follows:

Years ending December 31,
2022	$4,163
2023	4,132
2024	3,322
Total	$11,617